Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2025 Fund	May 30, 2024
Fidelity Freedom 2025 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	14.44%
Past 5 years	7.70%
Since Inception	6.00%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.76%
F0551
Average Annual Return:
Past 1 year	14.07%
Past 5 years	7.35%
Since Inception	5.97%

[1]	A From June 7, 2017 .